Fees Summary	Jan. 16, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,311,000.00
Previously Paid Amount	0.00
Total Fee Amount	595.35
Total Offset Amount	$ 0.00
Narrative Disclosure	Fee per Rule 457(r)
Net Fee	$ 595.35
Narrative - Max Aggregate Offering Price	$ 4,311,000.00
Final Prospectus	true